FINANCIAL INSTRUMENTS - Other Financial Assets and Other Financial Liabilities Positions (Details) - EUR (€)	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	€ 4,000,000	€ 8,000,000
Current derivatives assets	22,000,000	31,000,000
Derivative financial assets	26,000,000	39,000,000
Non-current derivatives liabilities	11,000,000	14,000,000
Current derivative liabilities	54,000,000	41,000,000
Derivatives liabilities	65,000,000	55,000,000
Aluminium and premium derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	1,000,000	0
Current derivative liabilities	30,000,000	19,000,000
Derivatives liabilities	31,000,000	19,000,000
Energy derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	4,000,000	3,000,000
Current derivative liabilities	11,000,000	7,000,000
Derivatives liabilities	15,000,000	10,000,000
Other commodity derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	0	0
Current derivative liabilities	2,000,000	1,000,000
Derivatives liabilities	2,000,000	1,000,000
Currency commercial derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	6,000,000	11,000,000
Current derivative liabilities	11,000,000	14,000,000
Derivatives liabilities	17,000,000	25,000,000
Currency net debt derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	0	0
Current derivative liabilities	0	0
Derivatives liabilities	0	0
Aluminium and premium derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	2,000,000	2,000,000
Current derivatives assets	7,000,000	7,000,000
Derivative financial assets	9,000,000	9,000,000
Energy derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	0	3,000,000
Current derivatives assets	0	2,000,000
Derivative financial assets	0	5,000,000
Other commodity derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	0	0
Current derivatives assets	0	2,000,000
Derivative financial assets	0	2,000,000
Currency commercial derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	2,000,000	3,000,000
Current derivatives assets	15,000,000	20,000,000
Derivative financial assets	17,000,000	23,000,000
Margin call
Disclosure of detailed information about financial instruments [line items]
Current derivatives assets	€ 0	€ 0